PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

4. PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Current portion:
Prepaid copyrights	6,108	5,290	840
Deposits and prepaid rental fees	508	1,980	315
Prepaid expenses for bandwidth	1,200	1,387	220
Other receivables	15,181	—	—
Interest receivable	—	2,107	335
Prepaid server maintenance fees	—	1,595	253
Prepaid employee-related welfare	873	1,672	266
Others	967	2,801	445

	24,837	16,832	2,674

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Non-current portion:
Prepaid copyrights	—	137,807	21,896
Deposits	3,649	5,896	937
Others	—	689	109

	3,649	144,392	22,942